FINANCIAL RISK AND CAPITAL MANAGEMENT - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 EUR (€) vehicles	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fluctuation of operational foreign exchange rates	€ 3,359,509,000	€ (578,446,000)
Number of vehicles ordered in first order | vehicles	10,000
Share Adjustment, Ratio	55.816%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening or weakening of the functional currency against the non-functional currency	10.00%
Currency risk | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on financial instruments	€ 47,000,000	0
Currency risk | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on financial instruments	€ 1,400,000	€ 6,600,000